STOCK-BASED COMPENSATION - Stock-based Compensation Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 29,884	$ 1,525	$ 3,534
Capitalized costs	(901)	(35)	(133)
Total stock-based compensation	29,884	1,525	3,534
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	16,170	1,560	3,667
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 14,615	$ 0	$ 0